INVENTORY - Schedule of Inventory Properties (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Inventory Properties [Line Items]
Total	$ 10,272	$ 6,989
Fuel Inventory [Member]
Disclosure of Inventory Properties [Line Items]
Total	690	585
Residential properties under development [Member]
Disclosure of Inventory Properties [Line Items]
Total	3,007	2,001
Land held for development [Member]
Disclosure of Inventory Properties [Line Items]
Total	1,781	1,794
Completed residential properties [Member]
Disclosure of Inventory Properties [Line Items]
Total	998	1,398
Industrial products and other [Member]
Disclosure of Inventory Properties [Line Items]
Total	2,816	914
Other
Disclosure of Inventory Properties [Line Items]
Total	$ 1,670	$ 882